Redeemable Convertible Preferred Stock Warrants - Additional Information (Detail)	Mar. 19, 2021 USD ($) yr $ / shares shares
Measurement Input, Share Price [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	30.33
InQ Tel [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Government contract receivable	$ 1.0
Class of warrants exercise price per share | $ / shares	$ 0.1
Warrants and Rights Outstanding, Term	10 years
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 0.6
Government grants	$ 1.0
InQ Tel [Member] | Measurement Input, Price Volatility [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	60.2
InQ Tel [Member] | Measurement Input, Risk Free Interest Rate [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.07
InQ Tel [Member] | Measurement Input, Expected Term [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr	1.1
InQ Tel [Member] | Measurement Input, Expected Dividend Rate [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	0
InQ Tel [Member] | Series C Preferred Stock [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Number of warrants issued for preferred stock conversion | shares	19,857